Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables.
Summary of trade and other receivables

	At 31 December
	2022	2021
	USD	USD
Trade receivables	8,816,368	4,223,645
Customer wallet receivables	1,595,542	1,329,364
Accrued income	3,719,488	3,038,259
Less: provision for expected credit losses	(2,465,258)	(2,403,782)
	11,666,140	6,187,486
Other receivables	3,149,292	415,754
	14,815,432	6,603,240

Summary of provision for expected credit losses

	2022	2021
	USD	USD
At 1 January	2,403,782	1,076,678
Charge to the profit and loss statement	1,184,542	1,101,614
Assets classified as held for sale	(1,123,066)	225,490
At 31 December	2,465,258	2,403,782